Dividends - Summary of Dividends (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares	$ 14.8
April 10, 2025
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date		March 21, 2025
Dividends Payment Date	April 10, 2025
Dividends paid, ordinary shares	$ 7.5
May 30, 2025
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date		May 13, 2025
Dividends Payment Date	May 30, 2025
Dividends paid, ordinary shares	$ 7.3